July 15, 2011 BY ELECTRONIC SUBMISSION	Clark W. Petschek +1 617 526 6000(t) +1 617 526 5000(f) clark.petschek@wilmerhale.com

Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, DC 20549

Re:	Demandware, Inc. Registration Statement on Form S-1

Ladies and Gentlemen:

Submitted herewith for filing on behalf of Demandware, Inc. (the “Company”) is a Registration Statement on Form S-1 relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of Common Stock of the Company.

This filing is being effected by direct transmission to the Commission’s EDGAR System. On July 14, 2011, in anticipation of this filing, the Company caused the filing fee of $11,610 to be wire transferred to the Commission’s account at the U.S. Bank in St. Louis, Missouri.

The Registration Statement relates to the Company’s initial public offering of securities. It is the intent of the Company and the managing underwriters of the proposed offering to have the Registration Statement declared effective as early as possible.

Acceleration requests may be made orally, and the Company and the managing underwriters of the proposed offering have authorized us to represent on their behalf that they are aware of their obligations under the Securities Act with respect thereto.

Please contact the undersigned or Mark G. Borden at (617) 526-6000 with any questions or comments you may have regarding this filing.

Very truly yours,

/s/ Clark W Petschek

Clark W. Petschek